DUE TO BANKS AND CORRESPONDENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Deposits From Banks Explanatory [Abstract]
Disclosure of detailed information of deposits from banks [text block]
This item consists of the following:

	2018	2017
	S/(000)	S/(000)

International funds and others (b)	5,460,725	5,264,545
Promotional credit lines (c)	2,389,086	2,029,989
Inter-bank funds	547,300	659,737
	8,397,111	7,954,271
Interest payable	51,029	42,618
Total	8,448,140	7,996,889

This item consists of the following:

	2018	2017
	S/(000)	S/(000)

Citibank N.A. (i)	1,180,550	1,166,760
Wells Fargo Bank (ii)	843,250	810,250
Corporación Andina de Fomento (CAF) (iii)	674,600	324,100
Bank of America (iv)	505,950	324,088
Standard Chartered Bank (v)	404,760	194,460
Corporación Financiera de Desarrollo (COFIDE)	340,572	600,871
Sumitomo Mitsui Banking Corporation (vi)	337,300	–
Deutsche Bank	337,300	581
International Finance Corporation (IFC)	183,391	190,337
Scotiabank Perú S.A.A.	100,000	100,000
Wachovia Bank N.A.	84,325	–
BBVA Banco Continental	82,850	–
Banco Consorcio	79,526	94,157
Banco de la Nación	75,000	125,000
Toronto Dominion Bank	–	259,280
Bank of Montreal	–	162,050
JP Morgan Chase Bank, National Association (vii)	–	324,030
Banco del Estado de Chile	–	162,195
Others less than S/75.0 million	231,351	426,386
Total	5,460,725	5,264,545

At December 31, 2018, the loans have maturities between January 2019 and March 2032 (January 2018 and March 2032, at December 31, 2017) and accrue interest at rates that fluctuate between 1.00 percent and 8.67 percent (between 0.50 percent and 9.04 percent, at December 31, 2017).

(i)
At December 31, 2018, the balance corresponds to four variable rate loans obtained in July 2017, May 2018 and October 2018 for a total of US$350.0 million, equivalent to S/1,180.6 million (two loans obtained in July 2017 for a total of US$150.0 million, equivalent to S/486.2 million, at December 31, 2017), the amounts of which are hedged by four IRS (two IRS at December 31, 2017) for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loans were economically converted to a fixed rate.

(ii)
At December 31, 2018, the balance corresponds to three variable rate loans obtained in October 2017, February 2018 and October 2018 for a total of US$250.0 million, equivalent to S/843.3 million (two loans obtained in June 2016 and October 2017 for a total of US$150.0 million, equivalent to S/486.2 million, at December 31, 2017); the amounts of which are hedged by three IRS (two IRS at December 31, 2017) for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loans were economically converted to a fixed rate.

(iii)
At December 31, 2018, the balance includes a variable rate loan in US Dollars, obtained in December 2017 for US$100.0 million, equivalent to S/337.3 million, the amount of which is hedged by two CCS for a notional amount equal to the principal and with the same maturity (US$100.0 million, equivalent to S/324.1 million, at December 31, 2017), see Note 12(b). By means of the CCS, said loan was economically converted to soles at a fixed rate.

(iv)
At December 31, 2018, the balance corresponds to three variable rate loans obtained in May, July and October 2018 for a total of US$150.0 million, equivalent to S/506.0 million (a loan obtained in December 2015 for US$100.0 million, equivalent to S/324.1 million, at December 31, 2017), whose amounts are hedged by three IRS (one IRS at December 31, 2017) for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loans were economically converted to a fixed rate.

The loan obtained in December 2015 for US$100.0 million matured in January 2018.

(v)
At December 31, 2018, the balance includes a variable rate loan obtained in October 2018 for US$100.0 million, equivalent to S/337.3 million, the amount of which is hedged by an IRS for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.

(vi)
At December 31, 2018, the balance corresponds to a variable rate loan obtained in May 2018 for US$100.0 million, equivalent to S/337.3 million, the amount of which is hedged by an IRS for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.

(vii)
At December 31, 2017, the balance corresponded to a variable rate loan obtained in February 2016 for US$100.0 million, equivalent to S/324.1 million, the amount of which was hedged by an IRS for a notional amount equal to the principal and with the same maturity, see Note 12(b). By means of the IRS, said loan was economically converted to a fixed rate.

Disclosure of detailed information of balances of due to banks and correspondents by maturity [text block]
The following table presents the maturities of due to banks and correspondents at December 31, 2018 and 2017 based on the period remaining to maturity:

	2018	2017
	S/(000)	S/(000)

Up to 3 months	1,917,829	2,169,022
From 3 months to 1 year	3,347,134	2,055,859
From 1 to 3 years	1,030,310	1,715,035
From 3 to 5 years	406,895	452,577
More than 5 years	1,694,943	1,561,778
Total	8,397,111	7,954,271